Rainier Investment Management Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

April 3, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, D.C. 20549

Re:	Rainier Investment Management Mutual Funds (the “Company”) File Nos.: 33-73792 and 811-08270

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 28, 2012, and filed electronically as Post-Effective Amendment No. 38 to the Company’s Registration Statement on Form N-1A on March 27, 2012.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq. for U.S. Bancorp Fund Services, LLC